ENTERPRISE-WIDE DISCLOSURE (Tables)	3 Months Ended
Oct. 31, 2024
Segment Reporting [Abstract]
Schedule of disaggregated information of revenues by business lines

	For the three months ended
	October 31,
	2024	2023

Electronic Device Hardware Components Sales	$–	$59,902
Software and Website Development Services	–	19,230
Software Maintenance and Business Promotion Services	–	15,263
Business Consulting Services	221,247	50,533
Global Logistics Services	2,759,693	1,181,720
Total revenues	$2,980,940	$1,326,648

Schedule of disaggregated information of revenues by regions

	For the three months ended
	October 31,
	2024	2023

Hong Kong	$2,576,170	$1,051,017
Vietnam	166,770	173,531
Japan	238,000	100,850
Singapore	–	1,250
Total revenues	$2,980,940	$1,326,648